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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenway Partners, L.P.
           --------------------------------------------------------------
Address:   277 Park Avenue, 27th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04712
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                      2/7/01
-----------------------             ------------                     --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 20
                                            ---------------------------
Form 13F Information Table Value Total:     $         127,437
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F


Page 1 of 2                 Name of Reporting Manager:  Greenway Partners, L.P.
                                                        -----------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:    Item 3:  CUSIP  Item 4: Fair   Item 5:                    (b) Shared-  (c) Shared-  Item 7:
Name of Issuer         Title of   Number          Market Value   Shares or                  As Defined   Other        Managers See
                       Class                                     Principal       (a) Sole   in Instr. V               Instr. V
                                                                 Amount
-----------------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel        COM        87509105        3,429,000      1,959,500       1,959,500
-----------------------------------------------------------------------------------------------------------------------------------
Biotime Inc.           COM        090066L105      681,000        90,750          90,750
-----------------------------------------------------------------------------------------------------------------------------------
Brown Shoe             COM        115736100       975,000        75,000          75,000
-----------------------------------------------------------------------------------------------------------------------------------
Brunswick Corp         COM        117043109       36,000         2,200           2,200
-----------------------------------------------------------------------------------------------------------------------------------
Dave & Busters         COM        23833N104       132,000        12,020          12,020
Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Florsheim Shoe         COM        343302105       23,000         42,683          42,683
-----------------------------------------------------------------------------------------------------------------------------------
Hancock  Fabrics Inc.  COM        409900107       189,000        55,000          55,000
-----------------------------------------------------------------------------------------------------------------------------------
La Z Boy               COM        505336107       3,148,000      199,853         199,853
-----------------------------------------------------------------------------------------------------------------------------------
LTX Corp.              COM        502392103       651,000        50,300          50,300
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM        62886E108       29,475,000     600,000         600,000
-----------------------------------------------------------------------------------------------------------------------------------
New Valley Corp        COM        649080504       1,020,000      340,000         340,000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                              39,759,000
-----------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------
                        Item 8: Voting Authority (Shares)
---------------------------------------------------------------------
Item 1:
Name of Issuer
                        (a) Sole       (b) Shared     (c) None

---------------------------------------------------------------------
Bethlehem Steel         1,959,500
---------------------------------------------------------------------
Biotime Inc.            90,750
---------------------------------------------------------------------
Brown Shoe              75,000
---------------------------------------------------------------------
Brunswick Corp          2,200
---------------------------------------------------------------------
Dave & Busters          12,020
Inc.
---------------------------------------------------------------------
Florsheim Shoe          42,683
---------------------------------------------------------------------
Hancock  Fabrics Inc.   55,000
---------------------------------------------------------------------
La Z Boy                199,853
---------------------------------------------------------------------
LTX Corp.               50,300
---------------------------------------------------------------------
NCR Corp.               600,000
---------------------------------------------------------------------
New Valley Corp         340,000
---------------------------------------------------------------------
COLUMN TOTALS (Page)
---------------------------------------------------------------------




                                    FORM 13F


Page 2 of 2                 Name of Reporting Manager:  Greenway Partners, L.P.
                                                        -----------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:    Item 3:        Item 4: Fair       Item 5:                     (b)         (c) Shared-  Item 7:
Name of Issuer         Title of   CUSIP Number   Market Value       Shares or                   Shared- As  Other        Mana-
                       Class                                        Principal     (a) Sole      Defined in               gers
                                                                    Amount                      Instr. V                 See
                                                                                                                         Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
Ogden Corp.            COM        676346109      21,525,000         1,400,000     1,400,000
-----------------------------------------------------------------------------------------------------------------------------------
Primesource Corp.      COM        741593107      374,000            83,000        83,000
-----------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM        783755101      89,000             10,751        10,751
-----------------------------------------------------------------------------------------------------------------------------------
Scitex Ltd.            ORD        809090103      1,033,000          140,000       140,000
-----------------------------------------------------------------------------------------------------------------------------------
Sunglass Hut           COM        86736F106      6,663,000          1,300,000     1,300,000
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive     COM        880349105      1,192,000          397,400       397,400
-----------------------------------------------------------------------------------------------------------------------------------
Trinity Industries     COM        896522109      375,000            15,000        15,000
-----------------------------------------------------------------------------------------------------------------------------------
Unisys Corp            COM        909214108      20,038,000         1,370,100     1,370,100
-----------------------------------------------------------------------------------------------------------------------------------
Venator Group, Inc.    COM        922944103      36,425,000         2,350,000     2,350,000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                             87,714,000
-----------------------------------------------------------------------------------------------------------------------------------
AGGREGATE COLUMN                                 127,437,000
TOTALS
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------
                       Item 8: Voting Authority (Shares)
--------------------------------------------------------------------
Item 1:
Name of Issuer
                       (a) Sole       (b) Shared    (c) None


--------------------------------------------------------------------
Ogden Corp.            1,400,000
--------------------------------------------------------------------
Primesource Corp.      83,000
--------------------------------------------------------------------
Ryerson Tull           10,751
--------------------------------------------------------------------
Scitex Ltd.            140,000
--------------------------------------------------------------------
Sunglass Hut           1,300,000
--------------------------------------------------------------------
Tenneco Automotive     397,400
--------------------------------------------------------------------
Trinity Industries     15,000
--------------------------------------------------------------------
Unisys Corp            1,370,100
--------------------------------------------------------------------
Venator Group, Inc.    2,350,000
--------------------------------------------------------------------
COLUMN TOTALS (Page)
--------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
--------------------------------------------------------------------
